Document and Entity Information	3 Months Ended
Mar. 31, 2015
Document And Entity Information
Entity Registrant Name	Zonzia Media, Inc.
Entity Central Index Key	0000356870
Document Type	S-1/A
Document Period End Date	Mar. 31, 2015
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Accelerated Filer
Amendment Description	Minor change in Note 1, Subsequent Events